Note 16 - Segmented Information	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
16.	Segmented information

The Company operates in
one
reportable operating segment, being the acquisition and exploration of mineral resource properties.

The Company's non-current assets are located in the following geographic locations:

	December 31, 2020	December 31, 2019
Canada	$205,898	$339,364
United States	13,968,566	14,098,446
Mexico	58,608,820	56,976,748
	$72,783,284	$71,414,558